Other current and non-current non-financial assets - Prospecting Conciliation (Details) - Metallic Exploration - Chile - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Detailed Information About Reconciliation Of Economically Feasible Metalic Explorations [Line Items]
Opening balance		$ 36,327	$ 18,154
Additions	$ 12,002	11,341
Reclassifications from Exploration in execution – Chile	2,515	8,864
Reclassifications to Exploration in Exploitation-Chile	0	(2,032)
Total changes	14,517	18,173
Total	$ 50,844	$ 36,327